Rule 497(e)
                                                   File Nos.
                                                   33-40771 and
                                                   811-5502



                                              February 8, 1996


                         COMSTOCK PARTNERS STRATEGY FUND

                            Supplement to Prospectus
                              Dated August 1, 1995


          The following information supplements or replaces the relevant information contained on the cover page to the Fund's Prospectus and the sections entitled "Prospectus Summary", "The Fund", "Investment Objectives and Policy", "Purchase of Fund Shares" and "Organization and Capital Stock":


          Comstock Partners Strategy Fund, Inc. has adopted a "series fund" structure. A series fund is an open-end investment company that has the ability to issue different series of shares representing interests in separate mutual fund portfolios. In that connection, the corporate entity Comstock Partners Strategy Fund, Inc. has been renamed Comstock Partners Funds, Inc. (the "Company"), with the existing Comstock Partners Strategy Fund portfolio (the "Fund") becoming a separate portfolio of the Company that will continue to be known as Comstock Partners Strategy Fund. The Board of Directors of the Company has approved the establishment of a second portfolio to be named Comstock Partners Capital Value Fund and may, in the future, establish additional investment portfolios of the Company.

          The authorized capital stock of the Company consists of 1,000,000,000 shares, par value $.001 per share. The Fund is authorized to issue 150,000,000 Class A shares, 150,000,000 Class O shares and 200,000,000 Class C shares.

          All shares of the Company have equal voting rights and will be voted in the aggregate, and not by series or class, except where voting by series or class is required by law or where the matter involved affects only one series or class (for example, matters pertaining to the service and distribution plan for Class A shares of the Fund shall be voted on only by holders of Class A shares of the Fund).

          References to the "Fund" in the Fund's Prospectus shall be deemed to refer either to the Fund or the Company, as the context requires.

                                              Rule 497(e)
                                              File Nos.
                                              33-40771 and
                                              811-5502


                                              February 8, 1996

                         COMSTOCK PARTNERS STRATEGY FUND


                Supplement to Statement of Additional Information
                              Dated August 1, 1996


          The following information supplements or replaces the relevant information contained on the cover page to the Fund's Statement of Additional Information and the sections entitled "Management Arrangements", "Service and Distribution Plans", "Capital Stock", and "Other Information":


          Comstock Partners Strategy Fund, Inc. has adopted a "series fund" structure. A series fund is an open-end investment company that has the ability to issue different series of shares representing interests in separate mutual fund portfolios. In that connection, the corporate entity Comstock Partners Strategy Fund, Inc. has been renamed Comstock Partners Funds, Inc. (the "Company"), with the existing Comstock Partners Strategy Fund portfolio (the "Fund") becoming a separate portfolio of the Company that will continue to be known as Comstock Partners Strategy Fund. The Board of Directors of the Company has approved the establishment of a second portfolio to be named Comstock Partners Capital Value Fund and may, in the future, establish additional investment portfolios of the Company.

          All shares of the Company have equal voting rights and will be voted in the aggregate, and not by series or class, except where voting by series or class is required by law or where the matter involved affects only one series or class (for example, matters pertaining to the service and distribution plan for Class A shares of the Fund shall be voted on only by holders of Class A shares of the Fund).

          References to the "Fund" in the Fund's Statement of Additional Information shall be deemed to refer either to the Fund or the Company, as the context requires.